FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 8.7%
------------------------------------------------------------------------
     $1,000        Jacksonville Electric Authority, (St.
                   Johns River Power Park), 5.375%, 10/1/16  $ 1,017,980
        240        Orlando Electric Authority,
                   5.00%, 10/1/18                                236,160
        750        Orlando Utilities Commission Water and
                   Electric, 5.00%, 10/1/22                      721,245
      1,500        Tallahassee Electric Authority,
                   5.90%, 10/1/05(1)                           1,558,875
------------------------------------------------------------------------
                                                             $ 3,534,260
------------------------------------------------------------------------
General Obligations -- 3.2%
------------------------------------------------------------------------
     $1,250        Florida State Board of Education,
                   5.55%, 6/1/11                             $ 1,309,012
------------------------------------------------------------------------
                                                             $ 1,309,012
------------------------------------------------------------------------
Hospital -- 6.0%
------------------------------------------------------------------------
     $1,000        Escambia County Health Facilities
                   Authority, (Baptist Hospital, Inc. and
                   Baptist Manor, Inc.), 6.00%, 10/1/14      $ 1,004,060
      1,000        Highlands County Health Facilities
                   Authority, (Adventist Health System),
                   5.25%, 11/15/20                               924,390
        500        West Orange Healthcare District,
                   5.50%, 2/1/10                                 510,975
------------------------------------------------------------------------
                                                             $ 2,439,425
------------------------------------------------------------------------
Industrial Development Revenue -- 1.3%
------------------------------------------------------------------------
     $  500        Polk County, IDA, (Cargill Fertilizer),
                   (AMT), 5.50%, 11/1/09                     $   513,860
------------------------------------------------------------------------
                                                             $   513,860
------------------------------------------------------------------------
Insured-General Obligations -- 11.2%
------------------------------------------------------------------------
     $1,750        Dade County Local School District,
                   (MBIA), 5.00%, 2/15/15                    $ 1,761,550
        520        Dade County, (MBIA), 0.00%, 10/1/06           434,491
        330        Dade County, (MBIA), 0.00%, 10/1/08           246,470
      1,000        Miami, (MBIA), 5.375%, 9/1/15(2)            1,043,770
      1,000        Miami-Dade County School District,
                   (FSA), 5.375%, 8/1/15                       1,056,610
------------------------------------------------------------------------
                                                             $ 4,542,891
------------------------------------------------------------------------
Insured-Hospital -- 5.7%
------------------------------------------------------------------------
     $  750        Miami-Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.625%, 8/15/16                  $   792,847
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $1,000        Orange County, Health Facilities
                   Authority, (Adventist Health
                   System/Sunbelt, Inc.), (FSA),
                   5.50%, 11/15/02                           $ 1,022,100
        500        Sarasota County Public Hospital, (MBIA),
                   5.25%, 7/1/18                                 512,355
------------------------------------------------------------------------
                                                             $ 2,327,302
------------------------------------------------------------------------
Insured-Housing -- 4.8%
------------------------------------------------------------------------
     $  960        Florida Housing Finance Authority,
                   (Leigh Meadows Apartments), (AMBAC),
                   5.85%, 9/1/10                             $ 1,002,288
        890        Florida Housing Finance Authority,
                   (Stottert Arms Apartments), (AMBAC),
                   5.90%, 9/1/10                                 931,429
------------------------------------------------------------------------
                                                             $ 1,933,717
------------------------------------------------------------------------
Insured-Miscellaneous -- 1.2%
------------------------------------------------------------------------
     $  500        Saint Johns County, IDA, (Professional
                   Golf Hall of Fame), (MBIA),
                   5.00%, 9/1/20                             $   486,775
------------------------------------------------------------------------
                                                             $   486,775
------------------------------------------------------------------------
Insured-Solid Waste -- 4.5%
------------------------------------------------------------------------
     $1,750        Dade County, Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.30%, 10/1/07                            $ 1,822,380
------------------------------------------------------------------------
                                                             $ 1,822,380
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.8%
------------------------------------------------------------------------
     $  500        Cape Coral, Water and Sewer, (FSA),
                   4.80%, 7/1/09(2)                          $   514,630
        500        Jacksonville, Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/10                                323,725
      2,000        Miami-Dade County Professional Sports
                   Franchise Facilities, (MBIA),
                   0.00%, 10/1/13                              1,132,300
        770        Seminole County Sales Tax, (FGIC),
                   5.375%, 10/1/19                               784,861
------------------------------------------------------------------------
                                                             $ 2,755,516
------------------------------------------------------------------------
Insured-Transportation -- 6.8%
------------------------------------------------------------------------
     $1,000        Broward County Airport System, (MBIA),
                   5.375%, 10/1/13                           $ 1,019,820
      1,750        Dade County, Seaport, (MBIA),
                   5.125%, 10/1/16(3)                          1,763,475
------------------------------------------------------------------------
                                                             $ 2,783,295
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Water and Sewer -- 20.5%
------------------------------------------------------------------------
     $1,750        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/11                    $ 1,835,680
        500        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/21                        500,460
        750        Hillsborough County, Capacity
                   Assessment, (FSA), 5.125%, 3/1/20             743,032
      2,000        Manatee County, Public Utilities,
                   (MBIA), 6.75%, 10/1/04                      2,177,380
      1,000        Pasco County, Water and Sewer, (FGIC),
                   5.40%, 10/1/03                              1,034,250
      1,000        Port Saint Lucie Utility, (MBIA),
                   0.00%, 9/1/15                                 501,660
      1,000        Sunrise Utilities Systems, (AMBAC),
                   5.20%, 10/1/22                              1,006,060
        500        Tallahassee, Consolidated Utility
                   System, (FGIC), 5.50%, 10/1/19                526,840
------------------------------------------------------------------------
                                                             $ 8,325,362
------------------------------------------------------------------------
Nursing Home -- 3.7%
------------------------------------------------------------------------
     $  500        Citrus County IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $   498,485
        600        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                                524,406
        500        Orange County, Health Facilities
                   Authority, (Westminister Community Care
                   Services), 6.50%, 4/1/12                      470,585
------------------------------------------------------------------------
                                                             $ 1,493,476
------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $  250        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                           $   224,515
        250        Lee County IDA, (Shell Point Village),
                   5.75%, 11/15/14                               243,853
        595        North Miami HFA, (Imperial Club),
                   6.75%, 1/1/33                                 503,192
------------------------------------------------------------------------
                                                             $   971,560
------------------------------------------------------------------------
Special Tax Revenue -- 8.5%
------------------------------------------------------------------------
     $  270        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $   272,025
        400        Heritage Palms Community Development
                   District, Capital Improvements,
                   6.25%, 11/1/04                                401,344
        200        Heritage Springs Community Development
                   District, Capital Improvements,
                   6.25%, 5/1/05                                 200,552
        200        Lexington Oaks Community Development
                   District, 6.70%, 5/1/07                       203,554
        410        Longleaf Community Development District,
                   6.20%, 5/1/09                                 380,952
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  380        North Springs, Improvement District,
                   (Heron Bay), 7.00%, 5/1/19                $   395,493
      1,000        Orlando Capital Improvements,
                   5.00%, 10/1/18                                984,000
        215        Stoneybrook West Community Development
                   District, 6.45%, 5/1/10                       216,395
        195        Vista Lakes Community Development
                   District, 6.35%, 5/1/05                       195,341
        225        Waterlefe Community Development
                   District, Capital Improvements,
                   6.25%, 5/1/10                                 223,367
------------------------------------------------------------------------
                                                             $ 3,473,023
------------------------------------------------------------------------
Water and Sewer -- 1.8%
------------------------------------------------------------------------
     $  750        Jacksonville Electric Authority, Water
                   and Sewer, 5.125%, 10/1/19                $   737,243
------------------------------------------------------------------------
                                                             $   737,243
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $38,698,759)                             $39,449,097
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                       $ 1,198,028
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $40,647,125
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 63.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.6% to 27.2% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.

 (2)  When-issued security.

 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $21,571,074        $38,698,759        $41,842,427
   Unrealized appreciation                   535,086            750,338            324,975
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $22,106,160        $39,449,097        $42,167,402
---------------------------------------------------------------------------------------------
Cash                                     $    73,476        $ 1,812,360        $   722,756
Receivable for investments sold                   --            160,000              5,000
Interest receivable                          273,863            749,715            554,211
Receivable for daily variation
   margin on open financial futures
   contracts                                  11,401             16,031             15,187
Prepaid expenses                                  94                171                171
---------------------------------------------------------------------------------------------
TOTAL ASSETS                             $22,464,994        $42,187,374        $43,464,727
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for when-issued securities       $        --        $ 1,532,579        $        --
Accrued expenses                               5,804              7,670              6,133
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $     5,804        $ 1,540,249        $     6,133
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $22,459,190        $40,647,125        $43,458,594
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $21,906,119        $39,798,793        $43,134,514
Net unrealized appreciation
   (computed on the basis of
   identified cost)                          553,071            848,332            324,080
---------------------------------------------------------------------------------------------
TOTAL                                    $22,459,190        $40,647,125        $43,458,594
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $37,187,806        $53,624,061        $16,925,592        $38,375,212
   Unrealized appreciation                   697,441          1,193,287             28,538            323,012
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $37,885,247        $54,817,348        $16,954,130        $38,698,224
----------------------------------------------------------------------------------------------------------------
Cash                                     $   168,372        $   892,471        $   705,845        $   621,200
Interest receivable                          539,722            904,053            245,169            504,628
Receivable for daily variation
   margin on open financial
   futures contracts                          18,562             12,656              8,437             20,271
Prepaid expenses                                 152                247                 74                171
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $38,612,055        $56,626,775        $17,913,655        $39,844,494
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for when-issued securities       $   529,192        $        --        $        --        $        --
Accrued expenses                               6,570              7,317              6,871              5,671
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $   535,762        $     7,317        $     6,871        $     5,671
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $38,076,293        $56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $37,380,782        $55,426,008        $17,879,078        $39,467,898
Net unrealized appreciation
   (computed on the basis of
   identified cost)                          695,511          1,193,450             27,706            370,925
----------------------------------------------------------------------------------------------------------------
TOTAL                                    $38,076,293        $56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                                 $1,127,841         $2,057,220         $2,102,253
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $1,127,841         $2,057,220         $2,102,253
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                   $   99,084         $  178,249         $  182,856
Trustees fees and expenses                      207              2,060              2,059
Legal and accounting services                17,261             14,465             17,029
Custodian fee                                18,689             27,761             29,987
Miscellaneous                                 5,972              8,319              6,569
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $  141,213         $  230,854         $  238,500
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $    5,027         $    8,693         $   12,976
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $    5,027         $    8,693         $   12,976
---------------------------------------------------------------------------------------------

NET EXPENSES                             $  136,186         $  222,161         $  225,524
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $  991,655         $1,835,059         $1,876,729
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   40,820         $  151,986         $   (9,984)
   Financial futures contracts              (14,177)           (54,638)            69,645
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                        $   26,643         $   97,348         $   59,661
---------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $ (430,532)        $ (522,904)        $ (610,546)
   Financial futures contracts               25,545             96,837            (18,026)
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $ (404,987)        $ (426,067)        $ (628,572)
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $ (378,344)        $ (328,719)        $ (568,911)
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  613,311         $1,506,340         $1,307,818
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                                 $1,929,339         $ 2,815,659         $ 888,681         $1,978,885
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $1,929,339         $ 2,815,659         $ 888,681         $1,978,885
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $  165,087         $   245,333         $  78,577         $  171,095
Trustees fees and expenses                    2,059               7,607               206              2,060
Legal and accounting services                19,364              13,931            17,756             17,755
Custodian fee                                27,916              36,787            16,919             27,307
Miscellaneous                                 8,790               7,579             7,482              8,831
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $  223,216         $   311,237         $ 120,940         $  227,048
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $    9,533         $    15,742         $   4,645         $   16,884
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $    9,533         $    15,742         $   4,645         $   16,884
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $  213,683         $   295,495         $ 116,295         $  210,164
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $1,715,656         $ 2,520,164         $ 772,386         $1,768,721
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $  130,592         $   193,049         $(114,371)        $  (47,914)
   Financial futures contracts               80,385              37,824            42,325              2,324
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $  210,977         $   230,873         $ (72,046)        $  (45,590)
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $ (807,123)        $(1,173,003)        $(186,418)        $ (521,993)
   Financial futures contracts              (13,351)            (16,968)           (9,398)            43,500
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $ (820,474)        $(1,189,971)        $(195,816)        $ (478,493)
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $ (609,497)        $  (959,098)        $(267,862)        $ (524,083)
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $1,106,159         $ 1,561,066         $ 504,524         $1,244,638
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   991,655       $  1,835,059        $ 1,876,729
   Net realized gain                          26,643             97,348             59,661
   Net change in unrealized
      appreciation (depreciation)           (404,987)          (426,067)          (628,572)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   613,311       $  1,506,340        $ 1,307,818
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 4,263,454       $ 10,495,904        $ 9,850,187
   Withdrawals                            (3,930,572)       (10,806,851)        (5,313,457)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $   332,882       $   (310,947)       $ 4,536,730
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $   946,193       $  1,195,393        $ 5,844,548
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of year                     $21,512,997       $ 39,451,732        $37,614,046
---------------------------------------------------------------------------------------------
AT END OF YEAR                           $22,459,190       $ 40,647,125        $43,458,594
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                      NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 1,715,656       $  2,520,164        $   772,386        $ 1,768,721
   Net realized gain (loss)               210,977            230,873            (72,046)           (45,590)
   Net change in unrealized
      appreciation (depreciation)        (820,474)        (1,189,971)          (195,816)          (478,493)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 1,106,159       $  1,561,066        $   504,524        $ 1,244,638
-------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 8,907,629       $ 15,410,614        $ 4,008,570        $ 8,864,609
   Withdrawals                         (5,274,789)       (10,922,706)        (3,393,949)        (5,852,197)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $ 3,632,840       $  4,487,908        $   614,621        $ 3,012,412
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS            $ 4,738,999       $  6,048,974        $ 1,119,145        $ 4,257,050
-------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------
At beginning of year                  $33,337,294       $ 50,570,484        $16,787,639        $35,581,773
-------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $38,076,293       $ 56,619,458        $17,906,784        $39,838,823
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,043,438       $  2,023,629       $  1,997,752
   Net realized loss                        (131,710)          (135,142)          (151,411)
   Net change in unrealized
      appreciation                         1,335,861          2,007,137          1,766,969
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,247,589       $  3,895,624       $  3,613,310
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 1,150,227       $  2,659,254       $  1,632,011
   Withdrawals                            (4,488,581)       (12,125,855)       (11,820,707)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(3,338,354)      $ (9,466,601)      $(10,188,696)
---------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $(1,090,765)      $ (5,570,977)      $ (6,575,386)
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of year                     $22,603,762       $ 45,022,709       $ 44,189,432
---------------------------------------------------------------------------------------------
AT END OF YEAR                           $21,512,997       $ 39,451,732       $ 37,614,046
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,718,138        $ 2,478,951        $   857,371        $ 1,839,702
   Net realized gain (loss)                   57,319            115,850            (51,132)           (88,171)
   Net change in unrealized
      appreciation                         1,256,981          2,415,671            664,608          1,453,706
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 3,032,438        $ 5,010,472        $ 1,470,847        $ 3,205,237
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 1,705,814        $ 2,327,210        $   228,623        $ 1,825,648
   Withdrawals                            (6,521,874)        (8,442,369)        (3,916,885)        (8,084,130)
----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(4,816,060)       $(6,115,159)       $(3,688,262)       $(6,258,482)
----------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $(1,783,622)       $(1,104,687)       $(2,217,415)       $(3,053,245)
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of year                     $35,120,916        $51,675,171        $19,005,054        $38,635,018
----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $33,337,294        $50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 CALIFORNIA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.65%        0.67%       0.66%       0.62%       0.61%
   Expenses after custodian
      fee reduction                    0.63%        0.64%       0.66%       0.61%       0.59%
   Net investment income               4.56%        4.77%       4.84%       4.67%       4.86%
Portfolio Turnover                        9%           8%         13%         29%         40%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.04%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $22,459      $21,513     $22,604     $28,678     $34,297
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   FLORIDA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.60%        0.61%       0.62%       0.59%       0.58%
   Expenses after custodian
      fee reduction                    0.57%        0.59%       0.59%       0.57%       0.55%
   Net investment income               4.74%        4.89%       4.87%       4.68%       4.90%
Portfolio Turnover                       15%           7%         16%         16%         38%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        4.06%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $40,647      $39,452     $45,023     $59,948     $72,241
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                MASSACHUSETTS LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.59%        0.62%       0.61%       0.60%       0.60%
   Expenses after custodian
      fee reduction                    0.56%        0.59%       0.58%       0.57%       0.56%
   Net investment income               4.70%        5.01%       4.92%       4.67%       4.90%
Portfolio Turnover                        8%           8%         15%         19%         46%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.53%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $43,459      $37,614     $44,189     $51,543     $56,583
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 NEW JERSEY LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.62%        0.63%       0.63%       0.62%       0.62%
   Expenses after custodian
      fee reduction                    0.60%        0.61%       0.60%       0.62%       0.61%
   Net investment income               4.80%        5.06%       5.01%       4.78%       4.91%
Portfolio Turnover                       17%          11%         15%         13%         21%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.16%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $38,076      $33,337     $35,121     $39,781     $45,540
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  NEW YORK LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.58%        0.60%       0.61%       0.59%       0.61%
   Expenses after custodian
      fee reduction                    0.55%        0.58%       0.58%       0.59%       0.59%
   Net investment income               4.70%        4.90%       4.95%       4.74%       4.81%
Portfolio Turnover                       11%          10%         18%         17%         53%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.01%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $56,619      $50,570     $51,675     $65,873     $74,691
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    OHIO LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.70%        0.78%       0.69%       0.67%       0.64%
   Expenses after custodian
      fee reduction                    0.67%        0.74%       0.66%       0.64%       0.64%
   Net investment income               4.47%        4.91%       5.00%       4.85%       5.05%
Portfolio Turnover                       19%          17%         13%         19%         29%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.08%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $17,907      $16,788     $19,005     $22,801     $24,216
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                PENNSYLVANIA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.61%        0.64%       0.63%       0.62%       0.60%
   Expenses after custodian
      fee reduction                    0.56%        0.61%       0.61%       0.60%       0.58%
   Net investment income               4.75%        5.04%       5.03%       4.83%       5.03%
Portfolio Turnover                       20%           6%         11%         16%         36%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.56%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $39,839      $35,582     $38,635     $50,771     $57,708
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrual, adjusted for amortization of premium or discount. Effective April 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to April 1, 2001, the Portfolios amortized market premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of April 1, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    California Limited                          $16,400       $(16,400)
    Florida Limited                               5,827         (5,827)
    Massachusetts Limited                        19,720        (19,720)
    New Jersey Limited                           14,077        (14,077)
    New York Limited                             39,949        (39,949)
    Ohio Limited                                    821           (821)
    Pennsylvania Limited                         23,157        (23,157)

   The effect of this change for the year ended March 31, 2002 was to increase (decrease) net investment income, increase (decrease) net realized gain
   (loss), and increase (decrease) net unrealized appreciation by the following amounts:

                                                                            NET UNREALIZED
                                              NET INVESTMENT  NET REALIZED   APPRECIATION
    PORTFOLIO                                 INCOME (LOSS)   GAIN (LOSS)   (DEPRECIATION)
    --------------------------------------------------------------------------------------
    California Limited                            $4,470        $(4,327)       $  (143)
    Florida Limited                                2,274          1,994         (4,268)
    Massachusetts Limited                          5,595           (178)        (5,417)
    New Jersey Limited                             4,024         (1,032)        (2,992)
    New York Limited                               7,172         (1,028)        (6,144)
    Ohio Limited                                      (8)            (3)            11
    Pennsylvania Limited                           3,473              8         (3,481)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios'

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited Portfolio              $ 99,084            0.46%
    Florida Limited Portfolio                  178,249            0.46%
    Massachusetts Limited Portfolio            182,856            0.46%
    New Jersey Limited Portfolio               165,087            0.46%
    New York Limited Portfolio                 245,333            0.46%
    Ohio Limited Portfolio                      78,577            0.45%
    Pennsylvania Limited Portfolio             171,095            0.46%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2002, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.
3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2002 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,037,155
    Sales                                       1,866,246

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,101,723
    Sales                                       5,628,478

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,689,843
    Sales                                       2,981,425

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $11,606,635
    Sales                                       5,996,315
    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,841,359
    Sales                                       5,603,183
    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,878,853
    Sales                                       3,239,500
    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $12,160,454
    Sales                                       7,313,215

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 2002, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $21,554,531
    -----------------------------------------------------
    Gross unrealized appreciation             $   759,620
    Gross unrealized depreciation                (207,991)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   551,629
    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $38,687,103
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,253,610
    Gross unrealized depreciation                (491,616)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   761,994
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $41,818,528
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,093,153
    Gross unrealized depreciation                (744,279)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   348,874
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $37,174,823
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,181,441
    Gross unrealized depreciation                (471,017)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   710,424
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $53,577,993
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,822,577
    Gross unrealized depreciation                (583,222)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,239,355
    -----------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $16,926,556
    -----------------------------------------------------
    Gross unrealized appreciation             $   500,783
    Gross unrealized depreciation                (473,209)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $    27,574
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $38,348,775
    -----------------------------------------------------
    Gross unrealized appreciation             $   792,956
    Gross unrealized depreciation                (443,507)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   349,449
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at March 31, 2002, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    California                      6/02        15 U.S. Treasury Bond     Short          $17,985
    Florida                         6/02        19 U.S. Treasury Bond     Short           97,994
    Massachusetts                   6/02        18 U.S. Treasury Bond     Short             (895)
    New Jersey                      6/02        22 U.S. Treasury Bond     Short           (1,930)
    New York                        6/02        15 U.S. Treasury Bond     Short              163
    Ohio                            6/02        10 U.S. Treasury Bond     Short             (832)
    Pennsylvania                    6/02        27 U.S. Treasury Bond     Short           47,913

   At March 31, 2002, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open futures contracts.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO, AND PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:
--------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio (collectively "the Portfolios") as of March 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the above named portfolios as of March 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 3, 2002

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

MANAGEMENT AND ORGANIZATION (UNAUDITED)

FUND MANAGEMENT. The Trustees of Eaton Vance Investment Trust, (the Trust), California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio), Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio) are responsible for the overall management and supervision of the Funds' and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEES

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
        AND AGE             PORTFOLIOS       SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)  Trustee         Trustee since     President and Chief              167
Age 42                                    1998              Executive Officer of
The Eaton Vance Building                                    National Financial
255 State Street                                            Partners (financial
Boston, MA 02109                                            services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            advisor) (July 1997 to
                                                            April 1999) and a
                                                            Director of Baker,
                                                            Fentress & Company,
                                                            which owns John A.
                                                            Levin & Co., a
                                                            registered investment
                                                            advisor (July 1997 to
                                                            April 1999). Executive
                                                            Vice President of Smith
                                                            Barney Mutual Funds
                                                            (July 1994 to June
                                                            1997).
James B. Hawkes(2)        Vice President  Vice President    Chairman, President and          172           Director of EVC, EV and
Age 60                    and Trustee     and Trustee of    Chief Executive Officer                                 EVD.
The Eaton Vance Building                  Trust since 1985  of BMR, EVM and their
255 State Street Boston,                  and of            corporate parent, Eaton
MA 02109                                  Portfolios since  Vance Corp. (EVC), and
                                          1992              corporate trustee,
                                                            Eaton Vance, Inc. (EV);
                                                            Vice President of EVD.
                                                            President or officer of
                                                            172 funds managed by
                                                            EVM or its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Ms. Bibliowicz is deemed to be an interested person of the Funds and the Portfolios because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Funds and the Portfolios because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Funds and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

MANAGEMENT AND ORGANIZATION (UNAUDITED) CONT'D

NONINTERESTED TRUSTEES

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
        AND AGE             PORTFOLIOS       SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight          Trustee         Trustee of Trust  President of Dwight              172           Trustee/Director of the
Age 70                                    since 1986 and    Partners, Inc.                                 Royce Funds (consisting
The Eaton Vance Building                  of Portfolios     (corporate relations                           of 17 portfolios).
255 State Street                          since 1992        and communications
Boston, MA 02109                                            company).
Samuel L. Hayes, III      Trustee         Trustee of Trust  Jacob H. Schiff                  172           Director of Tiffany &
Age 67                                    since 1986 and    Professor of Investment                        Co.; Director of
The Eaton Vance Building                  of Portfolios     Banking Emeritus,                              Telect, Inc.
255 State Street                          since 1992        Harvard University
Boston, MA 02109                                            Graduate School of
                                                            Business
                                                            Administration.
Norton H. Reamer          Trustee         Trustee of Trust  Chairman and Chief               172
Age 66                                    since 1985 and    Operating Officer,
The Eaton Vance Building                  of Portfolios     Hellman, Jordan
255 State Street                          since 1992        Management Co., Inc.
Boston, MA 02109                                            (an investment
                                                            management company).
                                                            President, Unicorn
                                                            Corporation (an
                                                            investment and
                                                            financial advisory
                                                            services company)
                                                            (since September 2000).
                                                            Formerly, Chairman of
                                                            the Board, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds).
Lynn A. Stout             Trustee         Trustee since     Professor of Law,                167
Age 44                                    1998              University of
The Eaton Vance Building                                    California at Los
255 State Street                                            Angeles School of Law
Boston, MA 02109                                            (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center.
Jack L. Treynor           Trustee         Trustee of Trust  Investment Adviser and           169
Age 72                                    since 1985 and    Consultant.
The Eaton Vance Building                  of Portfolios
255 State Street                          since 1992
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

MANAGEMENT AND ORGANIZATION (UNAUDITED) CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)             TERM OF
     NAME, ADDRESS           WITH THE TRUST           OFFICE AND       PRINCIPAL OCCUPATION(S)
        AND AGE              AND PORTFOLIOS      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------
William H. Ahern          Vice President of      Vice President of     Vice President of EVM
Age 42                    Massachusetts          Massachusetts         and BMR. Officer of 34
The Eaton Vance Building  Limited, New Jersey    Limited, and New      investment companies
255 State Street          Limited, New York      York Limited          managed by EVM or BMR.
Boston, MA 02109          Limited and Ohio       Portfolios since
                          Limited Portfolios     1997 and New Jersey
                                                 Limited and Ohio
                                                 Limited Portfolios
                                                 since 1995
Cynthia J. Clemson        Vice President of      Vice President of     Vice President of EVM
Age 39                    California Limited,    California Limited,   and BMR. Officer of 15
The Eaton Vance Building  Florida Limited, and   Florida Limited, and  investment companies
255 State Street          Pennsylvania Limited   Pennsylvania Limited  managed by EVM or BMR.
Boston, MA 02109          Portfolios             Portfolios since
                                                 1997, 1998, and
                                                 2000, respectively
Thomas J. Fetter          President              President of Trust    Vice President of EVM
Age 58                                           since 1990 and of     and BMR. Officer of 112
The Eaton Vance Building                         Portfolios since      investment companies
255 State Street                                 1993                  managed by EVM or BMR.
Boston, MA 02109
Robert B. MacIntosh       Vice President         Vice President of     Vice President of EVM
Age 45                                           Trust since 1993 and  and BMR. Officer of 111
The Eaton Vance Building                         of Portfolios since   investment companies
255 State Street                                 1993                  managed by EVM or BMR.
Boston, MA 02109
Alan R. Dynner            Secretary              Secretary since       Vice President,
Age 61                                           1997                  Secretary and Chief
The Eaton Vance Building                                               Legal Officer of BMR,
255 State Street                                                       EVM and EVC; Vice
Boston, MA 02109                                                       President, Secretary
                                                                       and Clerk of EVD.
                                                                       Officer of 172 funds
                                                                       managed by EVM and its
                                                                       affiliates.
James L. O'Connor         Treasurer              Treasurer of Trust    Vice President of BMR
Age 56                                           since 1988 and of     and EVM; Vice President
The Eaton Vance Building                         Portfolios since      of EVD, Treasurer of
255 State Street                                 1992                  172 funds managed by
Boston, MA 02109                                                       EVM and
                                                                       its affiliates.
----------------------------------------------------------------------------------------------

    The statement of additional information for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained, without charge, by calling 1-800-225-6265.